Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables	€ 35,257	€ 41,714
Less: loss allowance of receivables	(52)	(69)
TRADE RECEIVABLES, NET	€ 35,205	€ 41,645